Warranty Liability - Schedule of warranty provision (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019
Warranty Provision Abstract
Opening balance	$ 336,571	$ 123,065
Warranty additions	462,370	215,786
Warranty disbursements	(100,078)	0
Foreign exchange translation	(3,716)	(2,280)
Total	695,147	336,571
Current portion			$ 121,944	$ 84,707
Long term portion			573,203	251,864
Total	$ 695,147	$ 123,065	$ 695,147	$ 336,571